Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	INSPIRA TECHNOLOGIES OXY B.H.N. LTD.
Entity Central Index Key	0001837493
Entity File Number	001-40303
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	2 Ha-Tidhar St
Entity Address, City or Town	Ra’anana
Entity Address, Country	IL
Entity Address, Postal Zip Code	4366504
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	24,252,096
Ordinary Shares, no par value
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Warrants to purchase Ordinary Shares
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase Ordinary Shares
Trading Symbol	IINNW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Dagi Ben-Noon
Entity Address, Address Line One	2 Ha-Tidhar St.
Entity Address, City or Town	Ra’anana
Entity Address, Country	IL
Entity Address, Postal Zip Code	4366504
Entity Phone Fax Numbers [Line Items]
City Area Code	+972
Local Phone Number	4.6230333